FLIGHT EQUIPMENT HELD FOR OPERATING LEASE, Flight Equipment Held for Operating Lease by Geographic Region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 2,529,428	$ 2,720,000
Net Flight Equipment Held for Operating Lease by Geographic Region [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 2,529,428	$ 2,720,000
Concentration percentage	100.00%	100.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Off-Lease [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 133,747	$ 42,115
Concentration percentage	5.00%	2.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Europe [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 472,080	$ 472,862
Concentration percentage	19.00%	17.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Spain [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 154,414	$ 161,474
Concentration percentage	6.00%	6.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | United Kingdom [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 75,598	$ 52,212
Concentration percentage	3.00%	2.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Other [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 242,068	$ 259,176
Concentration percentage	10.00%	9.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Asia and South Pacific [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 1,436,013	$ 1,716,623
Concentration percentage	57.00%	63.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | India [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 446,164	$ 542,312
Concentration percentage	18.00%	20.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Malaysia [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 390,469	$ 406,777
Concentration percentage	16.00%	15.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Indonesia [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 211,560	$ 220,304
Concentration percentage	8.00%	8.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | China [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 160,012	$ 168,703
Concentration percentage	6.00%	6.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Philippines [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 148,356	$ 264,814
Concentration percentage	6.00%	10.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Other [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 79,452	$ 113,713
Concentration percentage	3.00%	4.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Mexico, South and Central America [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 17,611	$ 37,618
Concentration percentage	1.00%	1.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | North America [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 85,808	$ 95,910
Concentration percentage	3.00%	4.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | United States [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 85,808	$ 95,910
Concentration percentage	3.00%	4.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Middle East and Africa [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 384,169	$ 354,872
Concentration percentage	15.00%	13.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Ethiopia [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 293,137	$ 303,057
Concentration percentage	11.00%	11.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Other [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 91,032	$ 51,815
Concentration percentage	4.00%	2.00%